Concentrations of Risk	12 Months Ended
Dec. 31, 2012
Concentrations of Risk

9. Concentrations of Risk

We derive the majority of our revenues from providing professional services to clients in the U.S. For the year ended December 31, 2012, we derived approximately 26% of our revenues from non-U.S. sources. We believe that the geographic and industry diversity of our customer base throughout the U.S. and internationally minimizes the risk of incurring material losses due to concentrations of credit risk. We do not have a single customer that represents ten percent or more of our consolidated revenues.